RELATED PARTY TRANSACTIONS - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CHF (SFr)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Front Ocean Management AS
Related Party Transaction [Line Items]
Related party transactions, costs	$ 55
Flex Constellation and Flex Courageous
Related Party Transaction [Line Items]
Related party transactions, costs				$ 190,300
Flex Aurora, Flex Artemis, Flex Resolute and Flex Amber
Related Party Transaction [Line Items]
Related party transactions, costs			$ 557,700
Flex Vigilant Limited
Related Party Transaction [Line Items]
Related party transactions, costs	385,600
Front Ocean Management AS
Related Party Transaction [Line Items]
Related party transactions, costs	100
Front Ocean Management AS | Affiliate
Related Party Transaction [Line Items]
Related party transactions, costs			0	0
Frontline Management AS
Related Party Transaction [Line Items]
Related party transactions, costs	500		300	1,000
Frontline Management AS | Affiliate
Related Party Transaction [Line Items]
Related party transactions, costs	184		154	336
Seatankers Management Co. Ltd | Affiliate
Related Party Transaction [Line Items]
Related party transactions, costs	144		312	548
Seatankers Management Co. Ltd | Advisory and support services | Affiliate
Related Party Transaction [Line Items]
Related party transactions, costs	100		300	500
Flex LNG Fleet Management AS | Affiliate
Related Party Transaction [Line Items]
Related party transactions, costs	3,235		1,795	223
Flex LNG Fleet Management AS | Technical management and support services | Affiliate
Related Party Transaction [Line Items]
Related party transactions, costs	3,200		1,800	$ 200
Flex LNG Fleet Management AS | Consultancy services | Affiliate
Related Party Transaction [Line Items]
Related party transactions, costs	$ 300		$ 200
Related party transaction, maximum annual consulting fee | SFr		SFr 437,995